UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04700
                                                    ------------

                          The Gabelli Equity Trust Inc.
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                  --------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                             ----------------

                    Date of reporting period: March 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                          THE GABELLI EQUITY TRUST INC.
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS -- 92.9%
               FOOD AND BEVERAGE -- 8.0%
      85,000   Ajinomoto Co. Inc. ...........$    1,036,837
      30,000   Cadbury Schweppes plc, ADR ...     1,221,000
      90,000   Campbell Soup Co. ............     2,611,800
      45,000   Coca-Cola Co. ................     1,875,150
       5,000   Coca-Cola Enterprises Inc. ...       102,600
      40,000   Coca-Cola Hellenic
                 Bottling Co. SA ............     1,005,924
     100,000   Corn Products
                 International Inc. .........     2,599,000
      60,000   Del Monte Foods Co.+ .........       651,000
      10,108   Denny's Corp.+ ...............        48,013
     100,000   Diageo plc ...................     1,409,754
     224,000   Diageo plc, ADR ..............    12,745,600
     200,000   Dreyer's Grand Ice Cream
                 Holdings Inc., Cl. A .......    16,154,000
      60,000   Flowers Foods Inc. ...........     1,692,600
      30,000   Fomento Economico Mexicano
                 SA de CV, ADR ..............     1,606,500
     150,000   General Mills Inc. ...........     7,372,500
      40,000   Groupe Danone ................     3,979,622
     500,000   Grupo Bimbo SA de CV, Cl. A ..     1,339,152
      20,000   Hain Celestial Group Inc.+ ...       372,800
     130,000   Heinz (H.J.) Co. .............     4,789,200
      27,000   Hershey Foods Corp. ..........     1,632,420
     210,000   Kellogg Co. ..................     9,086,700
      75,000   Kerry Group plc, Cl. A .......     1,806,323
      12,100   LVMH Moet Hennessy
                 Louis Vuitton SA ...........       905,034
       2,500   Nestle SA ....................       684,022
     550,000   PepsiAmericas Inc. ...........    12,463,000
     370,000   PepsiCo Inc. .................    19,621,100
       6,750   Pernod-Ricard ................       942,373
      60,000   Ralcorp Holdings Inc. ........     2,841,000
      80,000   Sara Lee Corp. ...............     1,772,800
       2,000   Smucker (J.M.) Co. ...........       100,600
     112,270   Tootsie Roll Industries Inc. .     3,368,100
     170,000   Wrigley (Wm.) Jr. Co. ........    11,146,900
                                             --------------
                                                128,983,424
                                             --------------
               FINANCIAL SERVICES -- 7.6%
       7,000   Allianz AG ...................       888,804
      10,000   Allstate Corp. ...............       540,600
     550,000   American Express Co. .........    28,253,500
      34,000   Argonaut Group Inc.+ .........       721,480
      95,000   Aviva plc ....................     1,139,992
      90,000   Banco Santander Central
                 Hispano SA, ADR ............     1,094,400
     110,000   Bank of Ireland ..............     1,732,497
      77,000   Bank of New York Co. Inc. ....     2,236,850
     275,000   Bankgesellschaft Berlin AG+ ..       951,804
         260   Berkshire Hathaway Inc., Cl. A+   22,620,000

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
       7,500   Calamos Asset Management Inc.,
                 Cl. A ......................$      201,900
      15,000   Citigroup Inc. ...............       674,100
     185,000   Commerzbank AG, ADR+ .........     4,022,473
     140,000   Compagnia Assicuratrice
                 Unipol SpA .................       612,499
     154,000   Deutsche Bank AG, ADR ........    13,274,800
      20,000   Dun and Bradstreet Corp.+ ....     1,229,000
      10,000   H&R Block Inc. ...............       505,800
      23,000   Hibernia Corp., Cl. A ........       736,230
      90,000   Irish Life & Permanent plc ...     1,598,330
     200,000   Janus Capital Group Inc. .....     2,790,000
      45,000   JPMorgan Chase & Co. .........     1,557,000
     130,000   Kinnevik Investment AB, Cl. B      1,236,406
      78,000   Leucadia National Corp. ......     2,679,300
      95,000   Lloyds TSB Group plc .........       858,136
     100,000   Mellon Financial Corp. .......     2,854,000
     189,300   Midland Co. ..................     5,964,843
      30,000   Moody's Corp. ................     2,425,800
     257,500   Nikko Cordial Corp. ..........     1,287,140
     145,000   Phoenix Companies Inc. .......     1,853,100
       2,500   Prudential Financial Inc. ....       143,500
      46,002   RAS SpA ......................     1,082,323
      60,000   Riggs National Corp. .........     1,145,400
      45,000   Schwab (Charles) Corp. .......       472,950
      80,000   State Street Corp. ...........     3,497,600
      20,000   SunTrust Banks Inc. ..........     1,441,400
      78,500   T. Rowe Price Group Inc. .....     4,661,330
      23,000   UBS AG .......................     1,942,226
      60,000   Waddell & Reed Financial
                 Inc., Cl. A ................     1,184,400
                                             --------------
                                                122,111,913
                                             --------------
               ENERGY AND UTILITIES -- 7.1%
      70,000   AES Corp.+ ...................     1,146,600
      10,000   AGL Resources Inc. ...........       349,300
     120,000   Allegheny Energy Inc.+ .......     2,479,200
      70,000   Apache Corp. .................     4,286,100
     247,000   BP plc, ADR ..................    15,412,800
     275,000   Burlington Resources Inc. ....    13,769,250
     115,000   CH Energy Group Inc. .........     5,255,500
      20,000   Cinergy Corp. ................       810,400
     100,000   CMS Energy Corp.+ ............     1,304,000
     100,000   ConocoPhillips ...............    10,784,000
       8,000   Constellation Energy Group ...       413,600
      26,000   DPL Inc. .....................       650,000
      15,000   DTE Energy Co. ...............       682,200
     295,000   Duke Energy Corp. ............     8,262,950
     108,800   Duquesne Light Holdings Inc. .     1,949,696
     210,000   El Paso Corp. ................     2,221,800
     370,000   El Paso Electric Co.+ ........     7,030,000
      50,000   Energy East Corp. ............     1,311,000
      80,000   Eni SpA ......................     2,077,182
      80,000   Exxon Mobil Corp. ............     4,768,000

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES (CONTINUED)
      20,000   FPL Group Inc. ...............$      803,000
      70,000   Halliburton Co. ..............     3,027,500
      35,000   Kerr-McGee Corp. .............     2,741,550
     150,000   Mirant Corp.+ ................        42,750
      12,270   NiSource Inc. ................       279,633
     300,000   Northeast Utilities ..........     5,781,000
         200   PetroChina Co. Ltd., ADR .....        12,644
      23,000   Petroleo Brasileiro SA, ADR ..     1,016,140
     100,000   Progress Energy Inc., CVO+ ...        13,000
      30,000   SJW Corp. ....................     1,053,900
      20,000   Southwest Gas Corp. ..........       483,200
       8,657   Total SA .....................     2,025,574
      83,000   TXU Corp. ....................     6,609,290
     255,000   Westar Energy Inc. ...........     5,518,200
                                             --------------
                                                114,370,959
                                             --------------
               PUBLISHING -- 6.6%
      20,000   Dow Jones & Co. Inc. .........       747,400
     248,266   Independent News & Media plc .       817,437
      20,000   Knight-Ridder Inc. ...........     1,345,000
       5,000   McClatchy Co., Cl. A .........       370,800
     100,000   McGraw-Hill Companies Inc. ...     8,725,000
     338,000   Media General Inc., Cl. A ....    20,905,300
     124,000   Meredith Corp. ...............     5,797,000
     117,500   New York Times Co., Cl. A ....     4,298,150
   1,744,800   News Corp., Cl. A ............    29,522,016
      20,000   News Corp., Cl. B ............       352,200
      60,000   News Corp., Cl. B, CDI .......     1,056,046
      80,000   Pearson plc ..................       975,111
     200,000   Penton Media Inc.+ ...........        33,000
     400,000   PRIMEDIA Inc.+ ...............     1,740,000
      90,000   Pulitzer Inc. ................     5,735,700
     175,000   Reader's Digest
                 Association Inc. ...........     3,029,250
     261,319   SCMP Group Ltd. ..............       116,429
     145,000   Scripps (E.W.) Co., Cl. A ....     7,068,750
      66,585   Seat Pagine Gialle SpA .......        27,750
      80,000   Thomas Nelson Inc. ...........     1,892,000
     280,000   Tribune Co. ..................    11,163,600
       1,000   VNU NV .......................        29,167
                                             --------------
                                                105,747,106
                                             --------------
               TELECOMMUNICATIONS -- 6.4%
      10,000   ALLTEL Corp. .................       548,500
     280,000   AT&T Corp. ...................     5,250,000
      90,540   ATX Communications Inc.+ .....         1,856
     280,000   BCE Inc. .....................     6,997,200
      30,000   Brasil Telecom
                 Participacoes SA, ADR ......       979,500
   1,760,000   BT Group plc .................     6,834,851
   4,440,836   Cable & Wireless Jamaica Ltd.+       113,082

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
      10,000   CenturyTel Inc. ..............$      328,400
     950,000   Cincinnati Bell Inc.+ ........     4,037,500
      95,000   Citizens Communications Co. ..     1,229,300
     220,000   Commonwealth Telephone
                 Enterprises Inc.+ ..........    10,370,800
     110,000   Compania de Telecomunicaciones
                 de Chile SA, ADR ...........     1,225,400
     170,000   Deutsche Telekom AG, ADR+ ....     3,393,200
      15,000   Embratel Participacoes
                 SA, ADR+ ...................       122,250
       5,000   France Telecom SA, ADR .......       149,350
         233   KDDI Corp. ...................     1,153,809
     100,000   KPN NV .......................       894,443
   1,000,000   Qwest Communications
                 International Inc.+ ........     3,700,000
     407,845   Rogers Communications Inc.,
                 Cl. B, New York ............    11,109,698
       9,655   Rogers Communications Inc.,
                 Cl. B, Toronto .............       262,825
     140,000   SBC Communications Inc. ......     3,316,600
     450,000   Sprint Corp. .................    10,237,500
     186,554   Tele Norte Leste Participacoes
                 SA, ADR+ ...................     2,885,990
      50,000   Telecom Argentina SA,
                 Cl. B, ADR+ ................       613,000
   1,720,480   Telecom Italia SpA ...........     6,523,475
     253,000   Telefonica SA, ADR ...........    13,148,410
      17,595   Telefonica SA, BDR ...........       306,430
      32,000   Telefonos de Mexico SA de CV,
                 Cl. L, ADR .................     1,104,960
       2,500   TELUS Corp. ..................        80,371
      52,500   TELUS Corp., ADR .............     1,687,585
     135,000   Verizon Communications Inc. ..     4,792,500
                                             --------------
                                                103,398,785
                                             --------------
               ENTERTAINMENT -- 6.4%
     160,000   Canal Plus, ADR ..............       264,000
     110,000   EMI Group plc ................       491,099
      80,000   EMI Group plc, ADR ...........       714,272
      50,000   GC Companies Inc.+ ...........        43,000
     500,000   Gemstar-TV Guide
                 International Inc.+ ........     2,175,000
     174,000   Grupo Televisa SA, ADR .......    10,231,200
   2,210,000   Liberty Media Corp.,
                 Cl. A+ .....................    22,917,700
     160,000   Publishing &
                 Broadcasting Ltd. ..........     1,901,716
      14,000   Regal Entertainment Group,
                 Cl. A ......................       294,420
     170,000   Six Flags Inc.+ ..............       700,400
     260,000   The Walt Disney Co. ..........     7,469,800
     800,000   Time Warner Inc.+ ............    14,040,000
     835,000   Viacom Inc., Cl. A ...........    29,258,400
      43,900   Vivendi Universal SA+ ........     1,344,720
     330,000   Vivendi Universal SA, ADR+ ...    10,098,000
                                             --------------
                                                101,943,727
                                             --------------

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED INDUSTRIAL -- 5.6%
     170,000   Acuity Brands Inc. ...........$    4,590,000
     195,000   Ampco-Pittsburgh Corp. .......     2,638,350
      25,000   Bouygues SA ..................       991,017
     160,000   Cooper Industries Ltd., Cl. A     11,443,200
     250,000   Crane Co. ....................     7,197,500
     100,500   CRH plc ......................     2,634,212
     110,000   GATX Corp. ...................     3,650,900
     234,000   Greif Inc., Cl. A ............    16,305,120
       5,000   Greif Inc., Cl. B ............       322,000
     410,000   Honeywell International Inc. .    15,256,100
     120,000   ITT Industries Inc. ..........    10,828,800
     390,000   Lamson & Sessions Co.+ .......     3,880,500
      98,000   Park-Ohio Holdings Corp.+ ....     1,836,520
       4,000   Sulzer AG ....................     1,722,336
       7,500   Technip SA ...................     1,254,164
     100,000   Thomas Industries Inc. .......     3,964,000
      50,000   Trinity Industries Inc. ......     1,408,500
                                             --------------
                                                 89,923,219
                                             --------------
               CABLE AND SATELLITE -- 4.5%
   1,500,000   Cablevision Systems Corp.,
                 Cl. A+ .....................    42,075,000
      20,000   Charter Communications Inc.,
                 Cl. A+ .....................        32,000
     350,000   Comcast Corp., Cl. A+ ........    11,823,000
      85,000   Comcast Corp., Cl. A, Special+     2,839,000
     153,444   DIRECTV Group Inc.+ ..........     2,212,663
      50,000   EchoStar Communications
                 Corp., Cl. A ...............     1,462,500
     130,000   Liberty Media International
                 Inc., Cl. A+ ...............     5,686,200
      50,000   Loral Space &
                 Communications Ltd.+ .......        11,000
      80,000   Shaw Communications Inc.,
                 Cl. B, New York ............     1,630,400
      20,000   Shaw Communications Inc.,
                 Cl. B, Toronto .............       405,720
     461,472   UnitedGlobalCom Inc.,
                 Cl. A+ .....................     4,365,525
                                             --------------
                                                 72,543,008
                                             --------------
               CONSUMER PRODUCTS -- 4.3%
      60,000   Altadis SA ...................     2,453,884
      43,000   Christian Dior SA ............     3,135,411
      15,000   Church & Dwight Co. Inc. .....       532,050
      30,000   Clorox Co. ...................     1,889,700
       3,000   Colgate-Palmolive Co. ........       156,510
      90,000   Compagnie Financiere
                 Richemont AG,
                 Cl. A ......................     2,825,551
      50,000   Department 56 Inc.+ ..........       873,000
      34,000   Energizer Holdings Inc.+ .....     2,033,200
      35,000   Fortune Brands Inc. ..........     2,822,050
      30,000   Gallaher Group plc ...........       428,029
     234,000   Gallaher Group plc, ADR ......    13,335,660
     125,000   Gillette Co. .................     6,310,000
       2,000   Givaudan SA ..................     1,284,227

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

      44,000   Harley-Davidson Inc. .........$    2,541,440
      15,000   Matsushita Electric Industrial
                 Co. Ltd., ADR ..............       220,800
     100,000   Mattel Inc. ..................     2,135,000
      60,000   Maytag Corp. .................       838,200
      45,000   National Presto
                 Industries Inc. ............     1,813,500
     200,000   Procter & Gamble Co. .........    10,600,000
       2,000   Reckitt Benckiser plc ........        63,571
      10,000   Swatch Group AG, Cl. B .......     1,374,524
     890,000   Swedish Match AB .............    10,887,582
                                             --------------
                                                 68,553,889
                                             --------------
               WIRELESS COMMUNICATIONS -- 3.6%
      85,000   America Movil SA de CV,
                 Cl. L, ADR .................     4,386,000
      70,000   Nextel Communications Inc.,
                 Cl. A+ .....................     1,989,400
       1,500   NTT DoCoMo Inc. ..............     2,517,952
   2,760,000   O2 plc+ ......................     6,219,737
      24,787   Tele Centro Oeste Celular
                 Participacoes SA, ADR ......       245,639
       1,920   Tele Leste Celular Participacoes
                 SA, ADR+ ...................        16,358
       3,340   Tele Norte Celular Participacoes
                 SA, ADR ....................        22,378
      96,876   Telecom Italia Mobile SpA ....       648,620
      90,000   Telefonica Moviles SA ........     1,066,331
       8,350   Telemig Celular Participacoes
                 SA, ADR ....................       241,733
     400,000   Telephone & Data Systems Inc.     32,640,000
      90,217   Telesp Celular Participacoes
                 SA, ADR+ ...................       539,498
      32,165   Tim Participacoes SA, ADR ....       482,797
      50,000   United States Cellular Corp.+      2,281,500
     553,888   Vodafone Group plc ...........     1,470,628
     100,000   Vodafone Group plc, ADR ......     2,656,000
                                             --------------
                                                 57,424,571
                                             --------------
               HEALTH CARE -- 3.4%
      10,000   Abbott Laboratories ..........       466,200
      52,000   Amgen Inc.+ ..................     3,026,920
      19,146   AstraZeneca plc, Stockholm ...       756,807
      27,000   Biogen Idec Inc.+ ............       931,770
     145,000   Bristol-Myers Squibb Co. .....     3,691,700
      65,036   GlaxoSmithKline plc ..........     1,490,799
       4,000   GlaxoSmithKline plc, ADR .....       183,680
      34,000   Henry Schein Inc.+ ...........     1,218,560
       1,500   Hospira Inc.+ ................        48,405
      16,000   INAMED Corp.+ ................     1,118,080
      47,000   Invitrogen Corp.+ ............     3,252,400
      18,750   IVAX Corp.+ ..................       370,688
     100,000   Merck & Co. Inc. .............     3,237,000
       2,000   Nobel Biocare Holding AG .....       420,969
      41,000   Novartis AG ..................     1,912,796
     105,000   Novartis AG, ADR .............     4,911,900

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE (CONTINUED)
     275,000   Pfizer Inc. ..................$    7,224,250
      18,100   Roche Holding AG .............     1,940,069
      31,808   Sanofi-Aventis ...............     2,682,176
     100,000   Schering-Plough Corp. ........     1,815,000
      80,000   Smith & Nephew plc ...........       752,121
       4,250   Straumann Holding AG .........       920,321
      60,000   Sybron Dental
                 Specialties Inc.+ ..........     2,154,000
      10,000   Synthes Inc. .................     1,111,994
      23,000   Takeda Pharmaceutical Co. Ltd.     1,096,055
      80,900   William Demant Holding A/S+ ..     4,039,862
     100,000   Wyeth ........................     4,218,000
                                             --------------
                                                 54,992,522
                                             --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.3%
      60,000   BorgWarner Inc. ..............     2,920,800
     100,000   CLARCOR Inc. .................     5,196,000
     400,000   Dana Corp. ...................     5,116,000
     300,000   Genuine Parts Co. ............    13,047,000
     130,000   Johnson Controls Inc. ........     7,248,800
     116,000   Midas Inc.+ ..................     2,648,280
     331,500   Modine Manufacturing Co. .....     9,722,895
      80,500   Scheib (Earl) Inc.+ ..........       263,637
     160,000   Standard Motor Products Inc. .     1,872,000
      20,000   Superior Industries
                 International Inc. .........       528,200
      27,000   TI Automotive Ltd.+ (a) ......             0
     105,000   TransPro Inc.+ ...............       682,500
     183,000   TRW Automotive
                 Holdings Corp.+ ............     3,555,690
                                             --------------
                                                 52,801,802
                                             --------------
               HOTELS AND GAMING -- 3.3%
     115,000   Aztar Corp.+ .................     3,284,400
      50,000   Caesars Entertainment Inc.+ ..       989,500
     200,000   Gaylord Entertainment Co.+ ...     8,080,000
      55,000   Greek Organization of Football
                 Prognostics SA .............     1,602,738
      16,000   GTECH Holdings Corp. .........       376,480
   2,525,000   Hilton Group plc .............    14,362,580
     610,000   Hilton Hotels Corp. ..........    13,633,500
      10,200   Kerzner International Ltd.+ ..       624,546
      40,000   Mandalay Resort Group ........     2,819,600
      65,000   MGM Mirage+ ..................     4,603,300
      38,000   Starwood Hotels & Resorts
                 Worldwide Inc. .............     2,281,140
                                             --------------
                                                 52,657,784
                                             --------------
               EQUIPMENT AND SUPPLIES -- 2.9%
     225,000   AMETEK Inc. ..................     9,056,250
       2,000   Amphenol Corp., Cl. A ........        74,080
      94,000   CIRCOR International Inc. ....     2,317,100
     215,000   Donaldson Co. Inc. ...........     6,940,200

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
      75,000   Fedders Corp. ................$      208,500
     115,000   Flowserve Corp.+ .............     2,975,050
      24,000   Franklin Electric Co. Inc. ...       905,520
     100,000   Gerber Scientific Inc.+ ......       728,000
      70,000   GrafTech International Ltd.+ .       398,300
     250,000   IDEX Corp. ...................    10,087,500
      20,000   Ingersoll-Rand Co. Ltd., Cl. A     1,593,000
      54,000   Lufkin Industries Inc. .......     2,607,660
       1,000   Manitowoc Co. Inc. ...........        40,390
      11,000   Mueller Industries Inc. ......       309,650
       1,000   Sealed Air Corp.+ ............        51,940
     230,000   Watts Water Technologies
                 Inc., Cl. A ................     7,500,300
     100,000   Weir Group plc ...............       606,610
                                             --------------
                                                 46,400,050
                                             --------------
               RETAIL -- 2.5%
     180,000   Albertson's Inc. .............     3,717,000
     230,000   AutoNation Inc.+ .............     4,356,200
      43,500   Coldwater Creek Inc.+ ........       803,880
       3,000   Costco Wholesale Corp. .......       132,540
      22,000   Ito-Yokado Co. Ltd. ..........       878,113
      38,000   Matsumotokiyoshi Co. Ltd. ....     1,126,923
     323,500   Neiman Marcus Group
                 Inc., Cl. B ................    29,195,875
                                             --------------
                                                 40,210,531
                                             --------------
               AVIATION: PARTS AND SERVICES -- 2.0%
     202,000   Curtiss-Wright Corp., Cl. B ..    11,392,800
     125,000   Fairchild Corp., Cl. A+ ......       387,500
     220,000   GenCorp Inc. .................     4,400,000
      90,000   Precision Castparts Corp. ....     6,930,900
      84,000   Sequa Corp., Cl. A+ ..........     4,355,400
      74,600   Sequa Corp., Cl. B+ ..........     3,916,500
                                             --------------
                                                 31,383,100
                                             --------------
               CONSUMER SERVICES -- 1.7%
     460,000   IAC/InterActiveCorp+ .........    10,244,200
     926,400   Rollins Inc. .................    17,231,040
                                             --------------
                                                 27,475,240
                                             --------------
               AGRICULTURE -- 1.6%
   1,000,000   Archer-Daniels-Midland Co. ...    24,580,000
       5,000   Delta & Pine Land Co. ........       135,000
      10,000   Mosaic Co.+ ..................       170,600
                                             --------------
                                                 24,885,600
                                             --------------
               MACHINERY -- 1.4%
      10,000   Caterpillar Inc. .............       914,400
     320,000   Deere & Co. ..................    21,481,600
                                             --------------
                                                 22,396,000
                                             --------------

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               AEROSPACE -- 1.4%
     110,000   Boeing Co. ...................$    6,430,600
      45,000   Lockheed Martin Corp. ........     2,747,700
     190,000   Northrop Grumman Corp. .......    10,256,200
      75,000   Titan Corp.+ .................     1,362,000
      15,000   United Defense Industries Inc.     1,101,300
                                             --------------
                                                 21,897,800
                                             --------------
               COMMUNICATIONS EQUIPMENT -- 1.3%
     350,000   Agere Systems Inc., Cl. B+ ...       497,000
      60,000   Andrew Corp.+ ................       702,600
     550,000   Corning Inc.+ ................     6,121,500
     130,000   Lucent Technologies Inc.+ ....       357,500
     110,000   Motorola Inc. ................     1,646,700
     100,000   Nortel Networks Corp.+ .......       273,000
      44,000   Scientific-Atlanta Inc. ......     1,241,680
     300,000   Thomas & Betts Corp.+ ........     9,690,000
                                             --------------
                                                 20,529,980
                                             --------------
               SPECIALTY CHEMICALS -- 1.1%
       5,400   Ciba Specialty Chemicals
                 AG, ADR ....................       174,636
      20,000   E.I. du Pont de
                 Nemours and Co. ............     1,024,800
     330,000   Ferro Corp. ..................     6,210,600
      40,000   Fuller (H.B.) Co. ............     1,160,000
     120,000   Hercules Inc.+ ...............     1,738,800
     232,300   Omnova Solutions Inc.+ .......     1,247,451
     300,000   Sensient Technologies Corp. ..     6,468,000
      10,000   Syngenta AG, ADR+ ............       210,000
                                             --------------
                                                 18,234,287
                                             --------------
               REAL ESTATE -- 1.1%
      70,000   Cheung Kong (Holdings) Ltd. ..       621,518
     100,000   Florida East Coast
                 Industries Inc. ............     4,248,000
      55,000   Griffin Land & Nurseries Inc.+     1,430,000
     177,000   St. Joe Co. ..................    11,912,100
                                             --------------
                                                 18,211,618
                                             --------------
               AUTOMOTIVE -- 1.1%
      85,000   General Motors Corp. .........     2,498,150
     335,000   Navistar International Corp.+     12,194,000
      43,000   PACCAR Inc. ..................     3,112,770
                                             --------------
                                                 17,804,920
                                             --------------
               BROADCASTING -- 1.1%
       2,000   Cogeco Inc. ..................        38,439
      16,666   Corus Entertainment
                 Inc., Cl. B ................       402,976
     120,000   Gray Television Inc. .........     1,736,400
      27,500   Gray Television Inc., Cl. A ..       359,563
     200,000   Liberty Corp. ................     8,110,000
      35,000   Lin TV Corp., Cl. A+ .........       592,550
     165,000   Mediaset SpA .................     2,374,162
      30,000   Modern Times Group, Cl. B+ ...       907,947
       6,800   Nippon Television
                 Network Corp. ..............     1,062,837

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
     129,000   Paxson Communications
                 Corp.+ .....................$       89,010
     100,000   Television Broadcasts Ltd. ...       503,882
     115,500   Young Broadcasting Inc.,
                 Cl. A+ .....................       997,920
                                             --------------
                                                 17,175,686
                                             --------------
               ENVIRONMENTAL SERVICES -- 0.9%
      65,000   Republic Services Inc. .......     2,176,200
     400,000   Waste Management Inc. ........    11,540,000
                                             --------------
                                                 13,716,200
                                             --------------
               ELECTRONICS -- 0.8%
       3,000   Hitachi Ltd., ADR ............       186,390
       4,500   Keyence Corp. ................     1,042,432
      20,000   Molex Inc., Cl. A ............       472,000
       7,500   NEC Corp., ADR ...............        45,150
       9,500   Rohm Co. Ltd. ................       916,954
      38,000   Royal Philips Electronics
                 NV, ADR ....................     1,045,760
      45,000   Sony Corp., ADR ..............     1,800,900
     270,000   Texas Instruments Inc. .......     6,882,300
      14,400   Tokyo Electron Ltd. ..........       820,517
                                             --------------
                                                 13,212,403
                                             --------------
               BUSINESS SERVICES -- 0.6%
      60,000   ANC Rental Corp.+ ............            60
     150,000   Cendant Corp. ................     3,081,000
       1,000   CheckFree Corp.+ .............        40,760
     212,500   Group 4 Securicor plc+ .......       550,154
      96,000   Landauer Inc. ................     4,563,840
      70,000   Nashua Corp.+ ................       609,000
       7,500   PHH Corp.+ ...................       164,025
      25,000   Secom Co. Ltd. ...............     1,039,821
                                             --------------
                                                 10,048,660
                                             --------------
               METALS AND MINING -- 0.4%
      72,500   Harmony Gold Mining Co. Ltd. .       576,834
      35,000   Harmony Gold Mining Co.
                 Ltd., ADR ..................       273,000
       2,000   Ivanhoe Mines Ltd., New York+         14,940
     125,000   Newmont Mining Corp. .........     5,281,250
      50,000   Placer Dome Inc. .............       811,000
                                             --------------
                                                  6,957,024
                                             --------------
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.2%
      50,000   Champion Enterprises Inc.+ ...       470,000
      45,000   Fleetwood Enterprises Inc.+ ..       391,500
      32,222   Huttig Building Products Inc.+       352,186
      14,000   Martin Marietta Materials Inc.       782,880
      10,000   Nobility Homes Inc. ..........       209,000
      80,000   Sekisui House Ltd. ...........       854,239
      20,000   Skyline Corp. ................       769,800
       1,000   Southern Energy Homes Inc.+ ..         5,500
                                             --------------
                                                  3,835,105
                                             --------------

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               CLOSED-END FUNDS -- 0.2%
      75,000   Central Europe and
                 Russia Fund Inc. ...........$    2,265,750
      70,000   New Germany Fund Inc. ........       639,800
      32,000   Royce Value Trust Inc. .......       607,360
                                             --------------
                                                  3,512,910
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.2%
     120,000   Pactiv Corp.+ ................     2,802,000
                                             --------------
               TRANSPORTATION -- 0.1%
     100,000   AMR Corp.+ ...................     1,070,000
      15,000   Grupo TMM SA, Cl. A, ADR+ ....        45,900
                                             --------------
                                                  1,115,900
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.1%
      10,000   Catellus Development Corp. ...       266,500
      16,656   Rayonier Inc. ................       824,972
                                             --------------
                                                  1,091,472
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.1%
         146   Computer Associates
                 International Inc. .........         3,957
      25,256   Telecom Italia Media SpA+ ....        14,110
      30,000   Yahoo! Inc.+ .................     1,017,000
                                             --------------
                                                  1,035,067
                                             --------------
               TOTAL COMMON STOCKS .......... 1,489,384,262
                                             --------------

               PREFERRED STOCKS -- 0.3%
               AEROSPACE -- 0.1%
      13,500   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B ....     1,755,000
                                             --------------
               TELECOMMUNICATIONS -- 0.1%
      26,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ....     1,107,600
                                             --------------
               BROADCASTING -- 0.1%
          90   Gray Television Inc.,
                 8.000% Cv. Pfd.,
                 Ser. C (a)(c)(d) ...........       909,000
                                             --------------
               AVIATION: PARTS AND SERVICES -- 0.0%
       3,100   Sequa Corp.,
                 $5.00 Cv. Pfd. .............       289,850
                                             --------------
               WIRELESS COMMUNICATIONS -- 0.0%
  14,613,537   Telesp Celular
                 Participacoes SA, Pfd.+ ....        34,919
                                             --------------
               TOTAL PREFERRED STOCKS .......     4,096,369
                                             --------------

   PRINCIPAL                                      MARKET
    AMOUNT                                        VALUE*
   ---------                                      ------
               CORPORATE BONDS -- 0.1%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
 $ 1,000,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 ...........$      930,000
                                             --------------
               CABLE AND SATELLITE -- 0.0%
     800,000   Charter Communications Inc., Cv.,
                 4.750%, 06/01/06 ...........       762,000
                                             --------------
               AVIATION: PARTS AND SERVICES -- 0.0%
     736,000   Kaman Corp., Sub. Deb. Cv.,
                 6.000%, 03/15/12 ...........       727,720
                                             --------------
               TOTAL CORPORATE BONDS ........     2,419,720
                                             --------------

    SHARES
    ------

               RIGHTS -- 0.0%
               TELECOMMUNICATIONS -- 0.0%
      19,015   Embratel Participacoes SA+ ...             0
                                             --------------
   PRINCIPAL
    AMOUNT
   --------

               U.S. GOVERNMENT OBLIGATIONS -- 0.3%
$  5,000,000   U.S. Treasury Bill,
                 2.619%++, 05/19/05 .........     4,982,854
                                             --------------

               REPURCHASE AGREEMENTS -- 6.4%
 101,976,000   Barclays, 2.500%, dated 03/31/05,
                 due 04/01/05, proceeds
                 at maturity,
                 $101,983,082 (b) ...........   101,976,000
                                             --------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $1,298,433,381) ..................$1,602,859,205
                                             ==============

   --------------
            For Federal tax purposes:
            Aggregate cost ..................$1,298,433,381
                                             ==============
            Gross unrealized appreciation ...$  368,824,077
            Gross unrealized depreciation ...   (64,398,253)
                                             --------------
            Net unrealized appreciation
               (depreciation) ...............$  304,425,824
                                             ==============

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

   --------------
   (a) Security fair valued under procedures established by the Board of Directors. At March 31, 2005, the market value of fair valued securities amounted to $909,000 or 0.06% of total investments.
   (b) Collateralized by U.S. Treasury Bonds, 7.250%, due 08/15/22, market value $104,015,520.
   (c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of Rule 144A securities amounted to $909,000 or 0.06% of total investments.
   (d) At March 31, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:
                                                                     3/31/2005
ACQUISITION                              ACQUISITION ACQUISITION  CARRYING VALUE
  SHARES   ISSUER                           DATE        COST         PER UNIT
  ------   ------                         ---------  -----------  --------------
    90     Gray Television Inc.,
             8.000%, Cv. Pfd. ...........  04/23/02   $900,000     $10,100.000

   +     Non-income producing security.
   ++    Represents annualized yield at date of purchase.
   ADR - American Depository Receipt.
   BDR - Brazilian Depository Receipt.
   CVO - Contingent Value Obligation.
   CDI - Chess Depositary Interest
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                          % OF
                                         MARKET       MARKET
                                          VALUE        VALUE
                                         ------       -------
       GEOGRAPHIC DIVERSIFICATION
       United States ...................  82.8%   $1,327,779,391
       Europe ..........................  13.9       223,473,578
       Latin America ...................   1.8        29,469,942
       Japan ...........................   1.1        17,086,869
       Asia/Pacific ....................   0.3         4,199,591
       South Africa ....................   0.1           849,834
                                         ------   --------------
       Total Investments ............... 100.0%   $1,602,859,205
                                         ======   ==============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Equity Trust Inc.
            ---------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         ------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date     May 25, 2005
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.